Discontinued Operations	6 Months Ended
Jun. 30, 2026
Discontinued Operations [Abstract]
Discontinued Operations

Note 13. Discontinued Operations

Background and Nature of Discontinued Operations

During the year ended December 31, 2025, the Company completed a strategic shift in its business focus by exiting its grocery business in Singapore (the “SG Grocery Business”) and reallocating resources toward its travel and related services business. The SG Grocery Business historically comprised the sale and distribution of consumer goods through online and offline channels, including warehousing, logistics and last-mile delivery operations.

Management determined that the disposal of the SG Grocery Business represented a strategic shift that had a major effect on the Company’s operations and financial results. Accordingly, the SG Grocery Business qualified for presentation as discontinued operations in accordance with ASC 205-20, Presentation of Financial Statements—Discontinued Operations. The Company completed the disposal of the SG Grocery Business during the year ended December 31, 2025 through the sale of its Singapore grocery-related operations and associated assets to a third party. Following the disposal, the Company ceased its grocery operations in Singapore and does not retain any significant continuing involvement in, or significant continuing cash flows from, the disposed business.

Retrospective Presentation of Comparative Financial Information

The results of the SG Grocery Business have been retrospectively reclassified and presented as discontinued operations for all comparative periods presented. Accordingly, the comparative financial information for the six months ended June 30, 2025 has been retrospectively reclassified to conform to the discontinued operations presentation adopted in the Company’s audited consolidated financial statements for the year ended December 31, 2025.

The retrospective reclassification reflects the presentation of the SG Grocery Business as discontinued operations and does not represent the correction of an accounting error. The reclassification had no effect on the Company’s previously reported consolidated net loss for the six months ended June 30, 2025.

Costs directly attributable to the discontinued operations have been allocated to discontinued operations. Shared costs have been allocated based on the nature of the expenses, including employee function, asset utilization and operational relevance.

Financial Information of Discontinued Operations

The results of the SG Grocery Business included in discontinued operations for the six months ended June 30, 2025 were as follows:

Periods Ended June 30,
2025
USD

Revenues	$1,761,337
Cost of revenues	(1,413,047)
Gross profit	348,290
Operating expenses
Selling and distribution expenses	(387,095)
General administrative expenses	(1,625,502)

Loss from operations	(1,664,307)

Other income
Other income	-
Finance costs	(63,174)
Total other income (expense), net	(63,174)

Loss before income taxes	(1,727,481)
Income tax expense	-

Net loss from discontinued operations, net of tax	(1,727,481)